Contract liabilities	12 Months Ended
Mar. 31, 2024
Contract liabilities [abstract]
Contract liabilities	23. Contract liabilities

Contract liabilities primarily relate to the advance consideration received from customers for construction contracts, mainly in relation to connections, for which revenue is recognised over the life of the asset.

	2024	2023
	£m	£m
Current	127	252
Non-current	2,119	1,754
	2,246	2,006
Significant changes in the contract liabilities balances during the period are as follows:

	2024	2023
	£m	£m
As at 1 April	2,006	1,472
Exchange adjustments	(27)	54
Revenue recognised that was included in the contract liability balance at the beginning of the period	(252)	(292)
Increases due to cash received, excluding amounts recognised as revenue during the period	519	772
At 31 March	2,246	2,006